Dec-03-02 04:32pm From- T-494 P.002/002 F-870

Director
Securities Operations Department

20 Broad Street
New York, NY 10005

tel: 212.656.5034
fax: 212.656.5893
aaliberti@nyse.com

NYSE

02062462

1-14206

December 3, 2002

CEETNYS

RECD S.E.C.
DEC 03 2002
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
DEC 11 2002
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, EL PASO ELECTRIC COMPANY, Common Stock; no par value and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 3, 2002. Tentative listing date – December 4, 2002.

Sincerely,